RECLASSIFICATION OF PRIOR QUARTER PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF OUTSTANDING DEBT

As of December 31, 2021 and 2020, the Company’s debt consisted of the following (in thousands):

	December 31,
	2021		2020
Empowered Dental loan, due December 2020	$-		$25
PPP loan maturing May 2022	1,265	(1)	1,265	(1)
Total debt	1,265		1,290
Less current maturities	1,265		867
Long-term debt, net of current maturities	$-		$423

(1)	Please see caption below for further discussion of the terms of the PPP loan.

SCHEDULE OF LOSS BEFORE INCOME TAX

For the years ended December 31, 2021 and 2020, the domestic and foreign components of loss before income taxes consist of the following (in thousands):

	2021	2020

Domestic	$(20,307)	$(12,072)
International	19	15
Loss before income taxes	$(20,288)	$(12,057)

SCHEDULE OF INCOME TAX EXPENSE (BENEFIT)

For the years ended December 31, 2021 and 2020, income tax expense (benefit) consists of the following (in thousands):

	2021	2020
Current income tax benefit (expense):
Federal	$-	$-
States	-	-
Total current income tax benefit (expense)	-	-

Deferred income tax benefit (expense):
Federal	-	-
States	-	-
Total deferred income tax benefit (expense)	-	-

Total income tax expense (benefit)	$-	$-

SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXES

For the years ended December 31, 2021 and 2020, income tax benefit differed from amounts that would result from applying the U.S. statutory income tax rate of 21.0% to the Company’s loss before income taxes as follows (in thousands):

	2021	2020

Income tax benefit computed at federal statutory rate	$(4,261)	$(2,507)
Permanent differences	109	1,622
State tax expenses	(502)	(181)
Prior year adjustment to state NOL	(275)
Change in valuation allowance	4,929	1,066

Total income tax benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

As of December 31, 2021 and 2020, the principal components of deferred tax assets and liabilities were as follows (in thousands):

	2021	2020
Deferred tax assets:
Net operating loss carryforwards	9,150	5,105
Stock based compensation	1,005	609
Other	699	336

Total deferred tax assets before valuation allowance	10,854	6,050
Valuation allowance	(10,766)	(5,837)
Total deferred income tax assets after valuation allowance	88	213
Deferred tax liabilities:
Property, equipment and intangibles	(88)	(213)
Other	-	-
Total deferred income tax liabilities	(88)	(213)

Net deferred tax assets and liabilities	$-	$-